Assets and Liabilities Carried at Fair Value Measured on Recurring Basis (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Other assets
Assets:
Equity securities	$ 279	$ 332
Other Current Assets
Assets:
Derivative financial instruments	1,320	250
Accrued expenses and other current liabilities
Liabilities:
Derivative financial instruments	14	957
Fair Value Measurements, Level 1 | Other assets
Assets:
Equity securities	279	332
Fair Value Measurements, Level 2 | Other Current Assets
Assets:
Derivative financial instruments	1,320	250
Fair Value Measurements, Level 2 | Accrued expenses and other current liabilities
Liabilities:
Derivative financial instruments	$ 14	$ 957